Business Combination	12 Months Ended
Dec. 31, 2011
Business Combination [Abstract]
Business Combination
NOTE 3:-	BUSINESS COMBINATION

Acquisition of Alteon:

On March 31, 2009, the Company acquired from Nortel Networks Ltd., Nortel Networks Inc. and other Nortel entities ("Nortel") certain assets and liabilities related to Nortel's Layer 4-7 Application Delivery Business ("Alteon"). The main reason for this acquisition was to increase the Company's installed products customer base. The total consideration of the acquisition was $ 18,022.

In addition the Company incurred acquisition related costs in a total amount of $ 2,485, which are included in general and administrative expenses for the year 2009. Acquisition related costs include investment banking fees, legal and accounting fees and other external costs directly related to the acquisition.

Under business combination accounting the purchase price was allocated to the identifiable intangible assets acquired and liabilities assumed based upon their estimated fair values as follows:

Inventory	$2,519
Property and equipment	181
Intangible assets	16,241

Total identifiable assets acquired	18,941

Warranty provision	(1,600)
Deferred revenues	(10,310)

Total liabilities assumed	(11,910)

Goodwill (tax deductable)	10,991

Total consideration	$18,022

Intangible Assets

In performing the purchase price allocation, the Company considered, among other factors, analyses of historical financial performance, highest and best use of the acquired assets and estimates of future performance of Alteon's products. The fair value of intangible assets was determined by management, based on market participant approach to valuation performed by a third party valuation firm using an income approach and based on estimates and assumptions provided by management. The following table sets forth the components of intangible assets associated with the acquisition:

	Fair value	Useful life

Customer relationships	$6,911	5.8 years
Brand name	832	5.8 years
Core technology	5,639	4.8 years
In-Process research and development	2,859	7 years (*)

Total intangible assets	$16,241

(*)	In 2010, upon completion of development, the Company evaluated the useful life at 7 years.

Customer relationships represent the underlying relationships and agreements with Alteon installed customer base.

Brand name value represents the recognition value of Alteon brand name as a result of advertising expenditures for customer relations.

Core technology represents a combination of Alteon processes, patents and trade secrets related to the design and development of its products. This proprietary know-how can be leveraged to develop new technology and improve the Company's products.

In-process research and development represents incomplete Alteon research and development projects that had not reached technological feasibility as of the date of the acquisition.

The following unaudited condensed combined pro forma information for the year ended December 31, 2009, gives effect to the acquisition of Alteon Business as if the acquisition had occurred on January 1, 2009. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred had the acquisition been consummated on that date, nor does it purport to represent the results of operations for future periods. For the purposes of the pro forma information, the Company has assumed that net loss includes additional amortization of intangible assets related to the acquisition of $ 928 in 2009.

Year ended December 31, 2009
Unaudited
Total consolidated

Revenues	$115,951

Net loss	$(3,187)

Basic and diluted net loss per share	$(0.17)